NET LOSS PER SHARE - Weighted-average numbers of senior convertible preferred shares, convertible notes and options granted excluded from the calculation of diluted net loss per share (Details) - shares
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	923,377,527	245,389,524	230,262,825
Senior convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	912,262,870	240,274,690
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share			223,300,971
Outstanding weighted average share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	11,114,657	5,114,834	6,961,854